Expense Example - Enterprise Mergers and Acquisitions Fund	Jan. 28, 2026 USD ($)
Class AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 190
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	2,192
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	754
Expense Example, with Redemption, 3 Years	1,129
Expense Example, with Redemption, 5 Years	1,527
Expense Example, with Redemption, 10 Years	2,638
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	365
Expense Example, with Redemption, 3 Years	814
Expense Example, with Redemption, 5 Years	1,390
Expense Example, with Redemption, 10 Years	2,954
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	822
Expense Example, with Redemption, 10 Years	$ 1,869